Board remuneration (Narrative) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Bonus, financial target	75.00%
Bonus, non-financial target	25.00%
Bonus, maximum pay-out of base salary	125.00%
Options vesting period	3 years
Options outstanding, contractual life	7 years
Fair value per option of options granted (in euro per share)	€ 10.22	€ 12.27	€ 10.43
Exercise stock options by issue of common shares (in shares)		328,000
Management Board [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Fair value per option of options granted (in euro per share)	€ 10.22	€ 12.27	€ 10.43
Exercise stock options by issue of common shares (in shares)	20,000
Shares issued for exercise of stock options (in shares)	20,000